Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses
Community relations	$ 94,149
Consulting fees (Note 13)	555,765	1,563,836
Depreciation (Note 9)	45,018	10,149
Foreign exchange loss	741,336	350,829
Insurance	397,822	283,749
Investor relations	417,089	555,535
Management fees (Note 13)	1,750,691	1,609,555
Office	487,066	400,927
Professional fees (Note 13)	997,809	701,681
Property investigation	144,136	495,445
Regulatory and shareholder services	646,330	207,217
Rent	289,048	224,458
Share-based compensation	3,136,225	1,324,521
Travel and related	838,453	826,679
Wages and salaries (Note 13)	390,694	498,804
Total expense	(10,931,631)	(9,053,385)
Loss on settlement of advance (Note 6)		(184,406)
Equity loss and dilution loss in associated company (Note 6)	(807,455)	(404,069)
Unrealized gain on investments (Note 5)	8,457
Interest income	303,843	176,732
Loss and comprehensive loss for the year	$ (11,426,786)	$ (9,465,128)
Basic and diluted loss per share	$ (0.05)	$ (0.05)
Weighted average number of common shares outstanding (basic and diluted)	228,376,609	205,007,118